Fair Value Measurements (Details) - Schedule of private placement warrants and public warrants - Stable Road Acquisition Corp [Member] - Private Placement [Member]	6 Months Ended
Jun. 30, 2021 USD ($)
Fair Value Measurements (Details) - Schedule of private placement warrants and public warrants [Line Items]
Fair value as of December 31, 2020	$ 2,452,500
Change in valuation inputs or other assumptions	(1,223,525)
Fair value as of June 30, 2021	$ 1,228,975